CONTINGENT FORWARD CONTRACTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
CONTINGENT FORWARD CONTRACTS

NOTE 7—CONTINGENT FORWARD CONTRACTS

In September 2018, the Company entered into a securities purchase agreement with PIF. Along with the execution of the securities purchase agreement, the Company granted PIF the right to purchase the Company’s Series D convertible preferred stock in future periods. The Company determined PIF’s right to participate in future Series D convertible preferred stock financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $18.6 million as a debt discount to the Convertible Notes issued in September 2018.

In March 2020, the Company received $200.0 million in exchange for 82,496,092 shares of Series D convertible preferred shares as partial settlement of the Series D contingent forward contract liability and revalued the contingent forward contract liability to the then fair value of $36.4 million and reclassified $18.2 million of the contingent forward contract liability into Series D convertible preferred stock. In June 2020, upon satisfaction of the second set of milestones (refer to Note 10 “Convertible Preferred Stock”), the Company received the remaining $200.0 million in exchange for 82,496,121 shares of Series D convertible preferred stock as final settlement of the Series D contingent forward contract liability and revalued the contingent forward contracts liability to the then fair value of $39.6 million and reclassified the liability into Series D convertible preferred stock. The Series D contingent forward contract liability incurred a total fair value loss of $8.7 million during the year ended December 31, 2020. Since the Series D contingent forward contract liability was fully settled in June 2020, there was no related outstanding contingent forward contract liability as of December 31, 2020.

As discussed in Note 10 “Convertible Preferred Stock”, in September 2020, along with the execution of the Securities Purchase Agreement, the Company granted Ayar Third Investment Company (“Ayar”) the right to purchase the Company’s additional Series E convertible preferred stock upon the Company’s satisfaction of certain milestones in November 2020. The Company determined Ayar’s right to participate in future Series E convertible preferred stock financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $0.8 million into contingent forward contract liabilities.

In December 2020, Ayar waived the Company’s remaining outstanding obligations, and the Company received $400.0 million for the issuance of Series E convertible preferred stock. Upon settlement, the Company revalued the Series E contingent forward contracts to the then fair value of $110.5 million and reclassified the contingent forward contract liability into Series E convertible preferred stock. The Company recorded a loss of $109.7 million related to fair value remeasurements of the Series E contingent forward contracts during the year ended December 31, 2020.

In February 2021, the Company and Ayar entered into Amendment No. 1 to the original Series E Preferred Stock Purchase Agreement (“Amendment No. 1”). Under the Amendment No. 1, Ayar and the Company agreed to enter into the third closing of additional 133,818,821 Series E convertible preferred stock at $2.99 per share, aggregating to $400.0 million. Upon the signing of the Amendment No. 1, the Company received the issuance proceeds of $400.0 million from Ayar in February 2021.

Amendment No. 1 also allowed the Company to provide an opportunity to all current convertible preferred stockholders other than Ayar (“Eligible Holders”) to enter into the fourth closing to purchase up to 23,737,221 shares of Series E convertible preferred stock on a pro rata basis at $2.99 per share, aggregating to $71.0 million. In addition, the amendment allowed the Company to offer for purchase at the fourth closing at $2.99 per share, a number of Series E Preferred Stock to senior management employees, directors, consultants, advisors and/or contractors of the Company (“Additional Purchasers”) and Ayar. Refer to Note 10—Convertible Preferred Stock.

In April 2021, the Company issued 66,909,408 Series E convertible preferred stock from the fourth closing at $2.99 per share for cash consideration of $200.0 million. The Company received $107.1 million of the total issuance proceeds in March 2021 and the remaining $92.9 million in April 2021. See Note 10—Convertible Preferred Stock for more information.

The Company determined the right to participate in future Series E convertible preferred share financing to be a freestanding financial instrument similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $1,444.9 million and $722.4 million for the third closing and fourth closing, respectively, as contingent forward contract liabilities. Since the contingent forward contract liability related to the third closing was fully settled in the same month following the execution of the amendment, the Company recorded no related fair value remeasurements in the consolidated statements of operations.

The Company issued Offer Notices to certain of the Company’s management and members of the Board of Directors in March 2021 and April 2021. The Series E convertible preferred stock issued from the fourth closing included 3,034,194 shares to the Company’s management and 1,658,705 shares to members of the Board of Directors. The total issuance to the Company’s management included 535,275 shares offered to the CEO in April 2021. The offer to employees in the fourth closing to participate in future Series E convertible preferred stock financing represent a fully vested, equity classified award. The award’s full fair value on each recipient’s grant date was recorded as stock-based compensation, and the related contingent forward contract liability was derecognized. The Company revalued the contingent forward contract liability for the remaining participants and recorded $454.5 million fair value remeasurement loss related to the contingent forward contract liability for the year ended December 31, 2021. Final fair value of the contingent forward contract liability of $1.2 billion was reclassified into Series E convertible preferred stock upon the fourth closing in April 2021. There was no related outstanding contingent forward contract liability as of December 31, 2021.

The fair value of the Series E convertible preferred stock contingent forward contract liability for the third closing was determined using a forward payoff. The Company’s inputs used in determining the fair value on the issuance date and settlement date, were as follows:

Stock Price	$13.79
Volatility	100.00%
Expected term (in years)	0.01
Risk-free rate	0.03%

The fair value of the Series E convertible preferred stock contingent forward contract liability for the fourth closing was determined using a forward and an option payoff. The Company’s inputs used in determining the fair value on the issuance date were as follows:

Fair value of Series E convertible preferred share	$13.79
Volatility	100.00%
Expected term (in years)	0.11
Risk-free rate	0.03%

The fair value of the Series E convertible preferred stock contingent forward contract liability for the fourth closing was determined as the difference between the Series E convertible preferred stock fair value and the purchase price. The Company estimated the fair value of each of the Series E convertible preferred stock on the settlement date by taking the closing price of Churchill’s Class A common stock on April 1, 2021 of $23.78 multiplied by the expected exchange ratio at the time, and discounted for lack of marketability.